SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 42,762	$ 53,429
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	19,927	14,626
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 22,835	$ 38,803